ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Proceeds from non-controlling interest		$ 2,516,457
Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Equity interest acquired (as a percent)	1.00%
Daqo Group [Member] | Xinjiang Daqo [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%
Proceeds from non-controlling interest	$ 2,500,000